NET REVENUE - Disaggregated Revenues (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,841	$ 1,940
Revenue recognized over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	107	127
Revenue recognized at a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,734	1,813
Wafer fabrication
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,680	1,825
Engineering and other pre-fabrication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 161	$ 115